Income Tax Expense - Schedule of Prima-Facie Tax on Loss Before Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prima-Facie Tax on Loss Before Income Tax [Abstract]
Loss before income tax	$ (268,377)	$ (1,729,001)	$ (2,203,554)
Income tax expenses on loss before income tax at 30%	(80,513)	(518,700)	(661,066)
Difference in overseas tax rates and adjustment for non-taxable items
Tax losses and temporary differences for the year for which no deferred tax is recognized	80,513	518,700	661,066
Income tax expenses